Document and Entity Information Document	Jun. 30, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 04, 2025
Entity Registrant Name	Elicio Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39990
Entity Tax Identification Number	11-3430072
Entity Address, Address Line One	451 D Street, 5th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	857
Local Phone Number	209-0050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ELTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001601485
Amendment Flag	false